ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - customer	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 03, 2017	Apr. 29, 2015
Anhui Huami
ORGANIZATION AND PRINCIPAL ACTIVITIES
Ownership percentage					100.00%
Beijing Huami
ORGANIZATION AND PRINCIPAL ACTIVITIES
Ownership percentage				100.00%
Beneficiary shareholder
ORGANIZATION AND PRINCIPAL ACTIVITIES
Common shares held (as percentage of total shares)	28.40%
Customer concentration risk
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of customers	1	1	1
Exclusively designed and manufactured smart wearable devices | Customer concentration risk | Sales revenue net
ORGANIZATION AND PRINCIPAL ACTIVITIES
Concentration risk, percentage	41.00%	53.50%	69.00%